RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Stock options granted | shares		450,000	0		534,000
Exercise price for stock options granted | $ / shares		$ 0.81	$ 0		$ 0.8
A private company of which a related party is a 50% shareholder and director [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors		$ 691,435	$ 772,494		$ 531,527
Amounts of transaction which related party is entitled to receive		345,717	386,247		265,764
Due from related party			90,538
Balance payable, related party	$ 181,973	181,973		$ 12,065	12,065
Amount payable for expenses earned for work on behalf of company	0	0	0	$ 0	0
CEO [Member]
Related Party Transaction [Line Items]
Due from related party			$ 50,000
Insiders [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors		120,563			$ 123,837
Due from related party	$ 77,092	$ 77,092
Stock options granted | shares		350,000			314,000
Insiders [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Exercise price for stock options granted | (per share)	$ 0.81	$ 0.6		$ 0.6	$ 0.47
Insiders [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price for stock options granted | (per share)				$ 1.23	$ 0.96